Stockholders' Equity	12 Months Ended
Mar. 31, 2012
Stockholders' Equity
Stockholders' Equity

14.  Stockholders’ Equity

ATK has authorized 5,000,000 shares of preferred stock, par value $1.00, none of which has been issued.

ATK sponsors four stock-based incentive plans, which are the Alliant Techsystems Inc. 1990 Equity Incentive Plan, the Non-Employee Director Restricted Stock Plan, the 2000 Stock Incentive Plan, and the 2005 Stock Incentive Plan. As of March 31, 2012, ATK has authorized up to 2,382,360 common shares under the 2005 Stock Incentive Plan, of which 99,360 common shares are available to be granted.  No new grants will be made out of the other three plans.

There are four types of awards outstanding under ATK’s stock incentive plans: performance awards, total stockholder return performance awards (“TSR awards”), restricted stock, and stock options.  ATK issues treasury shares upon the payment of performance awards and TSR awards, grant of restricted stock, or exercise of stock options.

As of March 31, 2012, there were up to 626,064 shares reserved for performance awards for key employees.  Performance shares are valued at the fair value of ATK stock as of the grant date and expense is recognized based on the number of shares expected to vest under the terms of the award under which they are granted.  Of these shares,

•                  No shares were earned during fiscal 2012 upon achievement of certain financial performance goals, including sales and EPS, for the fiscal 2010 through fiscal 2012 period and as such 23,365 shares were forfeited during fiscal 2012.

•                  up to 211,458 shares will become payable only upon achievement of certain financial performance goals, including sales, EPS, and return on invested capital for the fiscal 2011 through fiscal 2013 period;

•                  up to 267,981 shares will become payable only upon achievement of certain performance goals, including sales, and return on invested capital, for the fiscal 2012 through fiscal 2014 period; and

•                  up to 123,260 shares will become payable only upon achievement of certain performance goals, including sales, and return on invested capital, for the fiscal 2013 through fiscal 2015 period.

In May 2011, 93,681 shares were distributed or deferred based upon achievement of certain financial performance goals, including sales and EPS, for the fiscal 2009 through fiscal 2011 period.

As of March 31, 2012, there were up to 124,213 shares reserved for TSR awards for key employees.  ATK uses an integrated Monte Carlo simulation model to determine the fair value of the TSR awards.  The Monte Carlo model calculates the probability of satisfying the market conditions stipulated in the award.  This probability is an input into the trinomial lattice model used to determine the fair value of the awards as well as the assumptions of other variables, including the risk-free interest rate and expected volatility of ATK’s stock price in future periods. The risk-free rate is based on the U.S. dollar-denominated U.S. Treasury strip rate with a remaining term that approximates the life assumed at the date of grant.  The weighted average fair value of TSR awards granted was $38.14 and $40.67 during fiscal 2012 and 2011, respectively. There were no TSR awards granted during fiscal 2010. There were 4,288 TSR awards granted during fiscal 2012.  The weighted average assumptions used in estimating the value of the TSR award were as follows:

	Fiscal 2012	Fiscal 2011
Risk-free rate	1.22%	1.35%
Expected volatility	27.90%	27.7%
Expected dividend yield	1.17%	0.7%
Expected award life	3 years	3 years

Of the shares reserved for TSR awards for key employees,

•                  No shares were earned during fiscal 2012 as the market conditions stipulated for the fiscal 2010 through 2012 period were not satisfied and as such, 33,371 TSR awards were forfeited during fiscal 2012.

•                  31,442 shares will become payable upon satisfaction of the market conditions stipulated for the fiscal 2011 through 2013 period, and

•                  59,400 shares will become payable upon satisfaction of the market conditions stipulated for the fiscal 2012 through 2014 period.

Restricted stock granted to non-employee directors and certain key employees totaled 215,559 shares in fiscal 2012, 84,969 shares in fiscal 2011 and 31,523 shares in fiscal 2010. Restricted shares vest over periods generally ranging from one to three years from the date of award and are valued at the fair value of ATK’s common stock as of the grant date.

Stock options may be granted periodically, with an exercise price equal to the fair market value of ATK’s common stock on the date of grant, and generally vest from one to three years from the date of grant.  Options are generally granted with seven year or ten year terms.

The weighted average fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model and represents the difference between fair market value on the date of grant and the estimated market value on the expected exercise date. The option pricing model requires ATK to make assumptions.  The risk-free rate is based on U.S. Treasury zero-coupon issues with a remaining term that approximates the expected life assumed at the date of grant.  Expected volatility is based on the historical volatility of ATK’s stock over the past seven years.  The expected option life is based on the contractual term of the stock option and expected employee exercise and post-vesting employment termination trends.  The weighted average fair value of options granted was $12.90 during fiscal 2012.  The following weighted average assumptions were used for grants:

Year ended March 31, 2012

Risk-free rate	0.82%
Expected volatility	25.03%
Expected dividend yield	1.27%
Expected option life	7 years

Total pre-tax stock-based compensation expense of $6,724, $9,740, and $16,664 was recognized during fiscal 2012, 2011, and 2010, respectively.  The total income tax benefit recognized in the income statement for share-based compensation was $2,604, $3,748, and $6,461 during fiscal 2012, 2011, and 2010, respectively.

A summary of ATK’s stock option activity is as follows:

	Year Ended March 31, 2012
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (per option)
Outstanding at beginning of period	606,922	$62.85
Granted	135,661	56.79
Exercised	(107,944)	52.88
Forfeited/expired	(216,517)	65.64
Outstanding at end of period	418,122	$62.02	2.7	$—
Options exercisable at end of period	282,461	$64.53	0.7	$—

The total intrinsic value of options exercised was $1,278, $5,064, and $6,275 during fiscal 2012, 2011, and 2010, respectively.  Total cash received from options exercised was $5,709, $13,819, and $8,381 during fiscal 2012, 2011, and 2010, respectively.

A summary of ATK’s performance share award, TSR award, and restricted stock award activity is as follows:

	Year Ended March 31, 2012
	Shares	Weighted Average Grant Date Fair Value
Nonvested at April 1, 2011	854,523	$78.85
Granted	347,287	60.63
Canceled/forfeited	(161,307)	61.79
Vested	(64,263)	69.51
Nonvested at March 31, 2012	976,240	$67.08

As of March 31, 2012, the total unrecognized compensation cost related to nonvested stock-based compensation awards was $38,972 and is expected to be realized over a weighted average period of 1.9 years.

Share Repurchases

On August 5, 2008, ATK’s Board of Directors authorized the repurchase of up to 5,000,000 shares.  The Board had determined that the repurchase program would serve primarily to offset dilution from the Company’s employee and director benefit compensation programs, but it could also be used for other corporate purposes, as determined by the Board.

During fiscal 2012, ATK repurchased 742,000 shares for $49,991.  During fiscal 2009, ATK repurchased 299,956 shares for $31,609. On January 31, 2012, ATK’s Board of Directors authorized a new share repurchase program of up to $200,000 worth of shares of ATK common stock, executable over the next two years. The shares may be purchased from time to time in open market, block purchase, or negotiated transactions, subject to compliance with applicable laws and regulations. The new repurchase authorization also allows the Company to make repurchases under Rule 10b5-1 of the Securities Exchange Act of 1934. This share repurchase program replaces the prior program authorized in 2008.